Summary of significant accounting policies (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Total		$ (75,437)
Infobird Guiyang [Member]
Total		(225,387)
Infobird Anhui [Member]
Total		(167)
Shanghai Qishuo [Member]
Total		$ 150,117